Noncontrolling Interest (Details) - USD ($)	Dec. 14, 2018	Apr. 10, 2018	Jan. 31, 2017
Noncontrolling Interest [Line Items]
Dividends declared		$ 5,000,000
Beijing Jiate Information Technology [Member]
Noncontrolling Interest [Line Items]
Percentage of effective ownership			49.00%
Dividends declared	$ 355,232